Stock Options (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 2.50
Total options Outstanding	350,000	100,000
Life (Years)	5 years 7 months 29 days	3 years
Total Weighted Average Exercise Price	$ 1.70	$ 2.50
Options Exercisable	41,249	7,000
Average Remaining Exercise Price	$ 1.70	$ 2.50
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.30
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 2.50